LOSS PER SHARE (Details) - Summary of basic and fully diluted number of shares - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerator:
Net loss (in Dollars)		$ (10,370)	$ (8,555)	$ (30,474)	$ (24,289)
Denominator:
Weighted average number of common shares outstanding for basic EPS		111,664,823	111,127,690	111,397,231	107,520,004
Adjustment for diluted securities	[1]
Weighted average number of common shares outstanding for diluted EPS		111,664,823	111,127,690	111,397,231	107,520,004
Basic and fully diluted loss per share (in Dollars per share)		$ (0.09)	$ (0.08)	$ (0.27)	$ (0.23)
Stock options		882,180	1,144,385	882,180	1,144,385
RSUs		891,030	175,919	891,030	175,919
Warrants Derivative		17,945,660	18,955,281	17,945,660	18,955,281
Warrants Equity		9,912,633	9,912,633	9,912,633	9,912,633
Total		29,631,503	30,188,218	29,631,503	30,188,218

[1]	The following securities were exercisable and not included in the calculation of fully diluted loss per share: